UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-8576



                 American High-Income Municipal Bond Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments


[logo - AMERICAN FUNDS (R)]


AMERICAN HIGH-INCOME MUNICIPAL BOND
INVESTMENT PORTFOLIO



April 30, 2005                                                                                                             unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 94.10%                                                                                       (000)            (000)

ALABAMA -- 0.78%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2009                      $2,215         $  2,329
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds
        (International Paper Co. Projects), Series 2003-A, 5.00% 2013                                         1,500            1,588
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds
        (International Paper Co. Projects), Series 2004-A, 4.75% 2017                                         2,000            2,027
Special Care Fac. Fncg. Auth. of the City of Huntsville -- Carlton Cove, Retirement
        Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031                                4,750            2,849
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
        (MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035                              3,000            3,245
                                                                                                                              12,038

ALASKA -- 0.88%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2010     1,775            1,937
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.60% 2010         1,000            1,051
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022         1,465            1,488
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021        7,625            7,536
Student Loan Corp., Educational Loan Rev. Bonds, Series 2004-A-3, AMT, 5.25% 2012                             1,420            1,535
                                                                                                                              13,547

ARIZONA -- 0.49%
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund), Series 2002, 3.00% 2005       2,000            2,004
Industrial Dev. Auth. of the County of Navajo, Rev. Bonds (Stone Container Corp.
        Project), Series 1997, AMT, 7.20% 2027                                                                3,600            3,772
Student Loan Acquisition Auth., Student Loan Rev. Ref. Bonds, Series 1999-A-1, AMT, 5.45% 2011                1,675            1,822
                                                                                                                               7,598

CALIFORNIA -- 10.31%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated Series B, 5.80% 2011           1,360            1,469
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
        (San Diego Hospital Association), Series 2001-A, 6.125% 2020                                          3,000            3,291
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
        (San Diego Hospital Association), Series 2003-C, 5.375% 2021                                          1,500            1,579
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
        (American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017                         1,650            1,685
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
        (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                                3,500            3,615
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
        (Episcopal Homes Foundation), Series 1998, 5.125% 2018                                                1,000            1,014
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern
        California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services),
        Series 2002, 6.125% 2032                                                                              1,000            1,066
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030            1,000            1,078
City of Chula Vista, Community Facs. Dist. No. 97-3 (Otay Ranch McMillin Spa One), Special Tax Bonds,
        Series 1999, 6.05% 2029                                                                               1,415            1,461
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
        Series 1999, 6.125% 2016                                                                                990            1,063
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024                      3,000            3,235
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015      1,000            1,077
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030     1,000            1,057
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds,
        Series 2004, 6.00% 2034                                                                               2,000            2,055
Various Purpose G.O. Bonds 5.25% 2018                                                                         2,000            2,179
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018                                                               1,000            1,020
GMAC Municipal Mortgage Trust, Rev. Bonds, Series A-1-3, AMT, 5.30% 2039 (put 2019)(1)                        2,000            2,021
GMAC Municipal Mortgage Trust, Rev. Bonds, Series A-2, AMT, 4.80% 2040 (put 2015)(1)                          1,000            1,007
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
        Series 2003-A-1, 6.25% 2033                                                                           4,200            4,316
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)         2,000            2,060
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.00% 2017       1,000            1,021
Joint Powers Health Fncg. Auth., Certs. of Part. (Community Hospitals of Central California Project),
     Series 2001, 5.00% 2012                                                                                  1,320            1,376
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
        Series 2003, 6.00% 2033                                                                               1,000            1,066
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
        Series 2005, 5.25% 2028                                                                               1,750            1,769
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
     Series 2003-A, 6.125% 2033                                                                               5,000            5,223
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
        Series 2004, 6.00% 2034                                                                               2,250            2,335
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
        Series 1995-A, 6.10% 2010 (preref. 2005)                                                              1,000            1,026
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
        Series 1995-A, 6.125% 2015 (preref. 2005)                                                             1,500            1,539
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
        Series 1995-A, MBIA insured, 6.125% 2015 (preref. 2005)                                               1,000            1,026
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
        Series 1995-A, MBIA insured, 6.125% 2023 (preref. 2005)                                               2,500            2,565
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.25% 2013                           2,500            2,756
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014                      1,000            1,086
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015                      3,000            3,254
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized -- Ridgecroft
        Apartments Project), Series 1997-E, AMT, 6.00% 2017                                                     500              519
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
        Series 2002-A, 6.00% 2025                                                                             1,000            1,077
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
        Series 2003-A, 5.00% 2017                                                                             1,000            1,039
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
        Series 2003-A, 5.55% 2033                                                                             1,500            1,548
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
        Series 2005-A, 5.20% 2034                                                                             1,000            1,008
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT,
        MBIA insured, 5.35% 2016                                                                              2,000            2,172
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris
        Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016          3,000            2,868
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
        Series 2003-A, AMT, 5.00% 2038 (put 2013)                                                             2,000            2,078
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
        Series 1998-A, AMT, 5.10% 2018 (put 2008)                                                             4,000            4,150
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
        Series 1998, 6.75% 2015                                                                               2,800            3,128
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
        Series 2003-C, 5.50% 2015                                                                             3,225            3,600
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
        Series 2003-C, 5.50% 2018                                                                             1,000            1,109
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
        Series 2004-E, 3.00% 2006                                                                             2,000            2,004
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
        Series 2005-A, 5.00% 2016                                                                             1,000            1,078
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
        Series 2004-A, 5.00% 2011                                                                             1,000            1,085
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
        Series 2004-A, 5.25% 2012                                                                             2,455            2,713
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
     Series 2005, 5.70% 2024                                                                                  1,000            1,008
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
     Series 2005, 5.85% 2035                                                                                  2,000            2,026
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
        Series 2003-C, 6.00% 2028                                                                             1,500            1,603
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
        Series 2003-C, 6.00% 2033                                                                             2,000            2,092
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
        Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.125% 2014                              250              264
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
        Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021                               500              522
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026                     1,000            1,096
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
        Improvement Bonds, 6.00% 2009                                                                           995            1,032
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
        Improvement Bonds, 6.25% 2012                                                                           995            1,032
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2012                             1,490            1,615
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2014                             1,650            1,790
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project),
        Series 2002-D, AMBAC insured, 5.00% 2039 (put 2006)                                                   5,000            5,113
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
        Series 1999, 6.10% 2014                                                                               2,390            2,636
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033       1,000            1,059
South Tahoe Joint Powers Fncg. Auth., Rev. Ref. Bonds (South Tahoe Redev. Project Area No. 1),
        Series 1995-B, 6.25% 2020                                                                             1,000            1,030
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes (South
        Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009                                          1,000            1,026
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
        Series 1998-A-1, AMT, 5.05% 2025 (put 2008)                                                           7,000            7,229
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
        Series 1998-A-3, 5.10% 2025 (put 2010)                                                                5,000            5,236
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System),
        Series 2005-A, 5.00% 2039                                                                             1,000            1,010
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)        4,600            4,530
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds,
        Series 2003, 6.00% 2033                                                                               2,410            2,570
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
     Series 2003, 5.80% 2026                                                                                  1,000            1,026
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
        Series 2003, 5.90% 2034                                                                               2,500            2,563
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds,
        Series 1998-A, 5.35% 2009                                                                               940              988
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco
        Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028                                                500              481
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014                                  3,000            3,478
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2015                                  1,500            1,728
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016                                 1,500            1,699
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                                  2,500            2,806
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022                                 2,000            2,177
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016                   1,000            1,126
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033        1,000            1,035
                                                                                                                             159,192

COLORADO -- 2.97%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project),
        Senior Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)                              7,500            1,022
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2011       1,000            1,076
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012       1,500            1,614
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019                          3,500            3,772
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
        Series 1997-A, 6.20% 2012                                                                             1,000            1,009
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
        Series 1997-A, 6.45% 2021                                                                             2,000            1,983
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A, 5.375% 2010                      1,000            1,071
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.25% 2021                         2,095            2,207
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2008                       1,880            1,974
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033            1,000            1,079
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
        Series 2000, 6.60% 2016                                                                               1,000            1,124
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
        Series 2002, 5.90% 2027                                                                               1,830            1,954
Housing and Fin. Auth., Single-family Program Senior Bonds, Series 1997-B-2, AMT, 7.00% 2026                     95               97
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment
        Supported Rev. Bonds, Series 2003, 8.00% 2025                                                         8,500            9,452
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds,
        Series 2001, 7.75% 2026                                                                               3,000            3,214
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
        Series 2001, 7.25% 2031                                                                               1,000            1,012
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range
        Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                                            7,610            7,925
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031                 4,110            4,235
                                                                                                                              45,820

CONNECTICUT -- 2.22%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project),
        Series 1993-A, 5.85% 2028                                                                             1,375            1,464
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project),
        Series 1993-B, AMT, 5.95% 2028                                                                        1,500            1,593
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
        Series 2005-A, AMT, MBIA insured, 4.375% 2016                                                         2,500            2,536
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
        Series 2005-A, AMT, MBIA insured, 4.25% 2019                                                          1,000              990
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011(1)                         6,590            6,950
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60% 2009(1)                         1,000            1,070
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.75% 2018(1)                         3,000            3,147
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)(1)          3,470            3,740
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
        Series 2001, 6.00% 2016                                                                               6,100            6,630
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
        Series 2001, 6.25% 2021                                                                               2,000            2,184
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
        Series 2001, 6.25% 2031                                                                               2,000            2,168
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
        Series 2003, 5.50% 2013                                                                               1,680            1,794
                                                                                                                              34,266

DISTRICT OF COLUMBIA -- 0.24%
MedStar Health, Inc. Issue, Multi-Modal Rev. Bonds (Georgetown University Hospital and
        Washington Hospital Center Projects), Series 2001-C, 6.80% 2031 (preref. 2006)                        1,500            1,548
MedStar Health, Inc. Issue, Multi-Modal Rev. Bonds (Georgetown University Hospital and
        Washington Hospital Center Projects), Series 2001-D, 6.875% 2031 (preref. 2007)                       2,000            2,137
                                                                                                                               3,685

FLORIDA -- 11.63%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds,
        Series 2000, 6.50% 2007                                                                                  25               25
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
        Series 2002-B, 7.00% 2014                                                                               745              784
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
        Series 2002-B, 7.25% 2033                                                                             2,205            2,354
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project),
        Series 2001-A, 5.50% 2008                                                                             1,600            1,721
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
        (Capital Projects Loan Program -- Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032       5,400            5,903
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
        (Capital Projects Loan Program -- Glenridge on Palmer Ranch Project), Series 2002-B,
        7.625% 2032 (put 2009)                                                                                2,500            2,626
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020                 3,900            3,936
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds,
        Series 2004-B, 5.00% 2011                                                                             1,000            1,006
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
        Series 1995, 8.25% 2016 (preref. 2005)                                                                4,100            4,186
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
        Series 2000-C, 7.10% 2030                                                                             7,355            7,882
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012     1,000            1,103
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013     2,000            2,213
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2014     1,000            1,108
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007                    1,050            1,067
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B, 5.125% 2009                   1,000            1,014
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031                        985            1,062
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project),
        Series 2003-B, 5.50% 2010                                                                             1,145            1,165
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
        Series 2003, 5.20% 2007                                                                                 370              376
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
        Series 2004-B, 5.00% 2009                                                                             4,550            4,562
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
        Series 2002-A, 7.00% 2033                                                                               990            1,059
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
        Series 2002-B, 6.25% 2009                                                                               500              510
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008         1,605            1,608
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
        Series 2001-B, 6.35% 2010                                                                             2,970            3,032
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
        Series 2002, 6.75% 2034                                                                               4,500            4,843
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
        Series 2002-B, 5.40% 2008                                                                             2,470            2,501
Heritage Isles Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
        Series 1998-A, 5.75% 2005                                                                               465              465
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                                  350              351
Heritage Pines Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 1998-B, 5.50% 2005                                                                                75               75
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
        Obligated Group), Series 2002-B, 5.00% 2011                                                           2,000            2,141
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
        Obligated Group), Series 2002-B, 5.00% 2012                                                           1,365            1,461
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
        Obligated Group), Series 2002-B, 5.00% 2013                                                           3,535            3,749
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
        Obligated Group), Series 2002-B, 5.25% 2023                                                           2,500            2,628
Hillsborough County Aviation Auth., Rev. Ref. Bonds, Series 2003-D, AMT, MBIA insured, 5.50% 2012             2,520            2,799
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
        Series 2003-A, 5.00% 2012                                                                             1,000            1,070
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
        Series 2003-A, 5.00% 2013                                                                             1,500            1,599
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
        Series 2003-A, 5.00% 2018                                                                             3,795            3,921
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009         3,500            3,542
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C, 5.00% 2007                     2,000            2,096
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
        Series 2001-A, 7.40% 2032                                                                               895              961
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
        Series 2001-B, 6.40% 2011                                                                               570              582
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
        Series 2003-B, 5.40% 2008                                                                             1,745            1,763
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds,
        Series 2000-B, 7.00% 2010                                                                             2,665            2,714
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment Rev. Bonds,
        Series 2003, 5.30% 2007                                                                               1,155            1,166
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark
        Florida, Inc. Project), Series 1997-A, 6.25% 2017                                                     2,500            2,538
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.25% 2007                                               1,000            1,032
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.50% 2009                                               1,800            1,899
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.75% 2011                                                 500              531
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.75% 2013                                               1,410            1,484
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.75% 2015                                                 500              522
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.50% 2021                                               3,800            3,872
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
        Shell Point Village Project), Series 1999-A, 5.50% 2029                                               1,250            1,258
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2009                    1,500            1,617
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.625% 2013                   4,000            4,369
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032   2,970            3,245
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032    4,935            5,191
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2001-A, 6.85% 2033                                                                             2,230            2,360
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2003-B, 5.25% 2007                                                                               720              725
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2004-1, 4.80% 2009                                                                             3,470            3,479
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2004-B, 5.00% 2009                                                                             1,000            1,006
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2004-A, 6.00% 2036                                                                             2,000            2,026
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
        Series 2003-B, 5.125% 2007                                                                            2,000            2,016
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste
        Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)                                    2,000            1,989
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
        Series 2003-D, AMT, MBIA insured, 5.25% 2014                                                          1,000            1,092
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured, 5.00% 2031 (put 2011)        1,000            1,075
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
     Series 2004-B, 6.50% 2037                                                                                2,000            2,096
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project),
     Series 1997, 7.00% 2019                                                                                  2,580            2,675
North Springs Improvement Dist., Special Assessment Bonds (Parkland Isles Project),
        Series 1997-A, 7.00% 2019                                                                             1,000            1,037
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
        Series 1996-A, 6.80% 2006 (escrowed to maturity)                                                        370              381
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
        Series 1996-A, 7.30% 2027 (preref. 2006)                                                              1,500            1,609
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
        Series 1999, 5.85% 2013                                                                                 770              813
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026   3,250            3,279
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds (Adult Communities
        Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020                                       3,230            3,317
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011     1,100            1,111
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033   2,500            2,635
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
        Series 2003-B, 6.375% 2013                                                                            2,955            3,022
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033   3,960            4,279
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035   1,000            1,007
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special
        Assessment Rev. Bonds, Series 2000-B, 6.45% 2010                                                        335              342
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.875% 2023  1,000            1,056
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.95% 2033   1,000            1,054
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County),
        Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036                                               3,000            3,044
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035     2,000            2,023
University Place Community Dev. Dist. (Manatee County), Series 2001-B, 6.10% 2007                               345              345
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
        Series 2001-A, 6.95% 2033                                                                             3,455            3,696
Urban Orlando Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020                   1,000            1,027
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034    1,000            1,057
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012      690              704
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2008  3,555            3,582
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010      290              294
                                                                                                                             179,540

GEORGIA -- 1.27%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J,
        FSA insured, 5.00% 2034                                                                               3,500            3,654
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014                     1,000            1,098
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024                     5,000            5,457
Dev. Auth. of Floyd County, Environmental Improvement Rev. Bonds (Georgia Kraft Co. Project),
        Series 1985, 5.70% 2015                                                                               1,000            1,068
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
        (Georgia College & State University Foundation Property III, LLC Student Housing
        System Project), Series 2004, 6.00% 2012                                                              1,790            1,986
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
        (Georgia College & State University Foundation Property III, LLC Student Housing
        System Project), Series 2004, 5.00% 2015                                                              1,000            1,035
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
        (Georgia College & State University Foundation Property III, LLC Student Housing
        System Project), Series 2004, 5.25% 2019                                                              2,750            2,891
G.O. Bonds, Series 2002-B, 4.50% 2005                                                                         2,500            2,500
                                                                                                                              19,689

IDAHO -- 1.38%
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-B-2, AMT, 5.20% 2011                    435              438
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013                    575              583
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-D-3, AMT, 5.15% 2013                    605              611
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-G, AMT, 5.75% 2014                      340              352
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-B, Class III, AMT, 5.75% 2020         2,360            2,447
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021         1,705            1,759
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-F, Class III, AMT, 5.30% 2021         1,720            1,764
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-C, Class III, AMT, 5.50% 2021         1,540            1,612
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022         1,255            1,301
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023         1,085            1,110
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023         1,000              981
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023         1,575            1,625
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024         1,385            1,387
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2004-B, Class III, AMT, 5.40% 2024         2,240            2,326
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2005-B, Class III, AMT, 5.00% 2025         2,000            2,013
Housing and Fin. Association, Single-family Mortgage Subordinate Bonds, Series 1997-H-2, AMT, 5.40% 2010        570              572
Housing and Fin. Association, Single-family Mortgage Subordinate Bonds, Series 1997-I-2, AMT, 5.55% 2010        350              359
                                                                                                                              21,240

ILLINOIS -- 6.09%
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016                         1,500            1,646
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020          1,000            1,132
City of Chicago, Midway Airport Rev. Bonds, Series 2001-A, AMT, FSA insured, 5.50% 2015                       2,000            2,163
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds,
        Series 2004-B, MBIA insured, 5.00% 2007                                                               2,500            2,584
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev. Bonds,
        Series 1996-A, AMBAC insured, 5.60% 2010                                                              1,000            1,037
City of Chicago, O'Hare International Airport, Second Lien Passenger Fac. Charge Rev. Bonds,
        Series 2001-C, AMT, AMBAC insured, 5.50% 2015                                                         4,030            4,358
City of Chicago, O'Hare International Airport, Second Lien Passenger Fac. Charge Rev. Bonds,
        Series 2001-E, AMT, AMBAC insured, 5.50% 2016                                                         2,340            2,525
City of Chicago, O'Hare International Airport, Special Facs. Rev. Ref. Bonds
        (United Air Lines, Inc. Project), Series 1999-B, AMT, 5.20% 2011(2)                                   2,500              428
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002, 6.75% 2032       2,000            2,081
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
        Series 1997, AMT, 5.05% 2010                                                                          3,035            3,169
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
        Series 2002, 4.45% 2036 (put 2014)                                                                    1,790            1,829
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.625% 2017                                                 2,500            2,819
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.00% 2022                                                  1,000            1,078
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.25% 2030                                                  6,000            6,461
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
        (University Center Project), Series 2002, 6.25% 2034                                                  2,500            2,585
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016                                   1,235            1,361
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011                                    1,000            1,077
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2012                                    2,000            2,157
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2014                                    1,000            1,077
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016                                    1,785            1,905
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 5.75% 2014                               750              753
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.00% 2020                             1,000            1,006
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 7.40% 2023             3,130            3,358
G.O. Bonds, Series of September 2004, 5.00% 2007                                                              4,400            4,608
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028        1,000            1,032
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008                              1,000            1,063
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014                              1,500            1,558
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018                                500              515
Health Facs. Auth., Rev. Bonds (Decatur Memorial Hospital), Series 2001, 6.25% 2017                           5,000            5,584
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2017      1,500            1,646
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018                  2,000            1,905
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group -- Lutheran
        Hillside Village Project), Series 2001-A, 7.375% 2031                                                 1,500            1,596
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019                               1,500            1,621
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008                          2,500            2,656
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2011                          2,500            2,711
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022                             3,000            3,176
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1, 6.90% 2033                      5,700            5,848
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011                   500              531
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016                 2,000            2,103
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019                      1,000            1,012
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project),
        Series 2004, 6.25% 2034                                                                               1,850            1,966
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Bonds
        (Lakewood Creek Project), Series 2001, 7.75% 2030                                                     3,861            4,291
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource
        Recovery Partners, L.P. Projects), Series 1999-A, AMT, 8.375% 2016(2)                                 3,950                8
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource
        Recovery Partners, L.P. Projects), Series 1999-B, AMT, 8.375% 2016(2)                                 1,545                3
                                                                                                                              94,022


INDIANA -- 1.55%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011    1,000            1,059
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group),
        Series 1999-D, 5.25% 2016 (preref. 2009)                                                              2,805            3,090
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2008             1,325            1,398
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2009                2,305            2,510
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015                1,000            1,102
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016                1,000            1,097
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2019                3,450            3,630
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis
        Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031(2)                                        3,198              300
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project),
        Series 2004, AMT, 5.10% 2017                                                                          5,000            5,284
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
        Series 2004-I, AMT, MBIA insured, 5.25% 2014                                                          2,000            2,179
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016                        2,000            2,273
                                                                                                                              23,922

IOWA -- 0.35%
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027           2,000            2,248
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013                                       1,000            1,039
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014                                       2,000            2,073
                                                                                                                               5,360

KANSAS -- 0.19%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. -- Southridge Project),
        Series 2002-C, 6.875% 2032                                                                            1,000            1,071
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2002-A, 5.00% 2005                                   1,840            1,855
                                                                                                                               2,926

KENTUCKY -- 1.40%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009            2,500            2,659
City of Ashland, Sewage and Solid Waste Rev. Bonds (Ashland Inc. Project), Series 1995, AMT, 7.125% 2022      2,200            2,257
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian
        Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008                                           1,000            1,014
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian
        Regional Healthcare, Inc. Project), Series 1997, 5.80% 2012                                           1,000              995
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian
        Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017                                           7,000            6,774
City of Maysville, Solid Waste Disposal Facs. Rev. Bonds (Inland Container Corp.
        Project -- Temple-Inland Inc.), Series 1992, AMT, 6.90% 2022                                          7,000            7,964
                                                                                                                              21,663

LOUISIANA -- 2.23%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)            1,850            2,042
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028                    5,000            5,022
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project),
        Series 2001-A, 5.25% 2013                                                                             2,500            2,702
Parish of West Feliciana, Pollution Control Rev. Bonds (Gulf States Utilities Co. Project),
        Series 1984-II, 7.70% 2014                                                                            1,500            1,508
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                                      16,125           15,941
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp. Project),
        Series 2003, AMT, 7.45% 2024                                                                          6,000            7,226
                                                                                                                              34,441

MAINE -- 0.34%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A,
        7.50% 2019 (preref. 2009)                                                                             1,000            1,141
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A,
        7.55% 2029 (preref. 2009)                                                                             2,000            2,286
State Housing Auth., Mortgage Purchase Bonds, Series 2000-C, AMT, 5.95% 2020                                  1,700            1,786
                                                                                                                               5,213


MARYLAND -- 1.68%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034                   2,710            2,730
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034                   2,000            2,008
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028               1,000              984
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999,
        7.10% 2029 (preref. 2009)                                                                             1,000            1,173
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025             3,500            3,648
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-A, 5.95% 2030            3,000            3,047
Frederick County, Urbana Community Dev. Auth., Subordinate Special Obligation Bonds,
        Series 2004-B, 6.25% 2030                                                                             1,000            1,018
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue),
        Series 2003-A, 5.00% 2012                                                                             1,000            1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue),
        Series 2004, 5.00% 2012                                                                               1,000            1,058
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue),
        Series 2004, 5.75% 2015                                                                               2,590            2,851
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue),
        Series 2004, 5.375% 2024                                                                              2,000            2,069
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized -- Langley
        Gardens Apartments Project), Series 1997-A, 5.75% 2029                                                1,000            1,046
Prince George's County, Project and Rev. Ref. Bonds (Dimensions Health Corp. Issue),
        Series 1994, 5.375% 2014                                                                              1,250            1,130
Prince George's County, Special Obligation Bonds (Woodview Village Phase II Subdistrict),
        Series 2002, 7.00% 2032                                                                               1,980            2,067
                                                                                                                              25,879

MASSACHUSETTS -- 1.65%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project),
        Series 1999-B, AMT, 6.90% 2029 (put 2009)                                                             1,000            1,111
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017                                                   5,000            5,740
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015       1,000            1,125
Housing Fin. Agcy., Single-family Housing Notes, Series S, AMT, 4.00% 2007                                    5,250            5,326
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project),
        Series 1998-A, AMT, 5.30% 2009                                                                        6,300            6,457
Industrial Fin. Agcy., Rev. Bonds (Edgewood Retirement Community Project), Series
        1995-A, 9.00% 2025 (preref. 2005)                                                                     5,400            5,691
                                                                                                                              25,450

MICHIGAN -- 3.63%
Certs. of Part. (New Center Dev. Inc.), MBIA insured, 5.375% 2016 (preref. 2011)                              2,380            2,642
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
        Series 2002-D, AMT, FGIC insured, 5.50% 2013                                                          3,000            3,306
Econ. Dev. Corp. of the County of Delta, Environmental Improvement Rev. Ref. Bonds
        (MeadWestvaco-Escanaba Paper Co. Project), Series 2002-A, 6.25% 2027                                  2,000            2,248
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
        (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018                                   2,000            2,198
Econ. Dev. Corp. of the County of Midland, Subordinated Pollution Control Limited
        Obligation Rev. Ref. Bonds (Midland Cogeneration Project), Series 2000-A, AMT, 6.875% 2009            6,865            7,151
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center),
        Series 1998-A, 5.00% 2008                                                                             2,030            2,049
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center),
        Series 1998-B, 5.375% 2018                                                                            1,000              981
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center),
        Series 1998-B, 5.375% 2028                                                                            3,250            3,119
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group),
        Series 1998-A, 5.125% 2018                                                                            1,550            1,414
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
        Series 1995-A, 7.50% 2027 (preref. 2005)                                                              2,265            2,310
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.10% 2013 (preref. 2005)                                                                 1,100            1,146
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.00% 2005 (escrowed to maturity)                                                         1,035            1,058
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group),
        Series 1998-A, 5.30% 2013                                                                             1,000            1,023
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2013           1,000            1,103
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016           2,500            2,700
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006                 495              497
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014                1,000            1,001
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008      635              632
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023       1,500            1,591
Housing Dev. Auth., Single-family Mortgage Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.30% 2016           2,110            2,186
New Center Dev., Inc., Certs. of Part., Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)                    1,500            1,622
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
        Series 2004-G, 5.00% 2010                                                                             1,330            1,418
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
        Series 2004-G, 5.00% 2014                                                                             1,600            1,702
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
        Series 2004-G, 5.00% 2015                                                                             1,710            1,807
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
        Series 2004-G, 5.00% 2017                                                                             2,425            2,528
Strategic Fund, Limited Obligation Rev. Bonds (United Waste Systems, Inc. Project),
        Series 1995, 5.20% 2010                                                                               4,250            4,469
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Dow Chemical Co. Project),
        Series 2003-A, AMT, 5.50% 2028 (put 2013)                                                             1,080            1,168
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc.
        Project), Series 2004, AMT, 3.00% 2013 (put 2007)                                                     1,000              983
                                                                                                                              56,052

MINNESOTA -- 0.09%
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2009    1,250            1,338

MISSISSIPPI -- 0.22%
G.O. Ref. Bonds, Series 2002-A, 5.50% 2018                                                                    1,000            1,168
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017                                                                    2,000            2,279
                                                                                                                               3,447

MISSOURI -- 0.41%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.25% 2012                   2,515            2,760
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
        (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033                                          3,300            3,545
                                                                                                                               6,305

MONTANA -- 0.10%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project),
        Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)                                             1,500            1,578

NEBRASKA -- 0.04%
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012                                          684              515
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012                                           7,943              119
                                                                                                                                 634

NEVADA -- 3.81%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.),
        AMT, 3.25% 2031 (put 2009)                                                                            2,000            1,969
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
        Series 1999, 7.00% 2009                                                                               2,365            2,441
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
        Series 1999, 7.50% 2019                                                                               1,025           12,044
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
        Local Improvement Bonds, Series 2001, 6.125% 2011                                                     1,020            1,053
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
        Local Improvement Bonds, Series 2001, 6.40% 2014                                                      1,230            1,270
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
        Local Improvement Bonds, Series 2001, 6.50% 2015                                                        980            1,012
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
        Local Improvement Bonds, Series 2001, 6.875% 2021                                                     2,505            2,585
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
        Series 2003, 5.60% 2013                                                                               1,000            1,031
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
        Series 2003, 5.75% 2014                                                                               1,000            1,031
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
        Series 2003, 6.375% 2023                                                                              3,375            3,480
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.375% 2026      2,000            2,048
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1999-A, 6.75% 2020       2,000            2,227
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
        Limited Obligation Improvement Bonds, 5.10% 2012                                                        995            1,027
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
        Limited Obligation Improvement Bonds, 5.55% 2017                                                      2,970            3,065
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited
        Obligation Bonds, 5.00% 2018                                                                          1,145            1,142
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited
        Obligation Bonds, 5.00% 2019                                                                          1,435            1,424
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited
        Obligation Ref. Bonds, Series 1999-A, 5.75% 2013                                                      1,655            1,712
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited
        Obligation Ref. Bonds, Series 1999-A, 5.90% 2018                                                        970            1,002
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012                                     210              215
Housing Division, Single-family Mortgage Bonds, Series 1999-D-2, AMT, 5.90% 2013                                415              428
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
        Series 2004, 5.75% 2016                                                                               2,180            2,246
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.40% 2015                                                                                  1,390            1,434
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.75% 2021                                                                                  1,980            2,041
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
        Series 2002, 6.125% 2017                                                                              2,715            2,785
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
        Series 2002, 6.40% 2022                                                                               3,000            3,072
Washoe County, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Project),
        Series 2001, AMT, 5.00% 2036 (put 2009)                                                               5,000            5,099
                                                                                                                              58,883

NEW HAMPSHIRE -- 0.22%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public Service
        Co. of New Hampshire Project), Series 1992-D, AMT, 6.00% 2021                                         2,000            2,110
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue),
        Series 2001-A, 5.75% 2031                                                                             1,000            1,069
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series 1997-D, AMT, 5.60% 2012               155              160
                                                                                                                               3,339

NEW JERSEY -- 4.22%
Certs. of Part., Series 2004-A, 5.00% 2012                                                                    1,500            1,619
Certs. of Part., Series 2004-A, 5.00% 2013                                                                    7,000            7,561
Certs. of Part., Series 2004-A, 5.00% 2014                                                                    5,500            5,933
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014                          4,500            4,982
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015                          5,500            6,089
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016                           2,750            3,077
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth -- Kapkowski Road Landfill Reclamation
        Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)                                 3,750            4,568
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2018           1,000            1,017
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2028           1,500            1,501
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.10% 2008      1,250            1,277
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.20% 2009      1,000            1,027
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.30% 2010      1,000            1,035
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018      1,000            1,014
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025      1,000            1,004
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
        Series 1996-A, 8.50% 2016 (preref. 2006)                                                              1,000            1,102
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
        Series 1996-A, 8.625% 2025 (preref. 2006)                                                             3,000            3,313
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
        Series 2001-A, 7.25% 2031                                                                             2,250            2,395
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
        Series 2001-B, 5.50% 2006                                                                             1,345            1,346
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
        Series 2000-A, 8.25% 2030                                                                             9,000           10,005
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project),
        Series 1999, AMT, 6.40% 2023                                                                          2,000            1,700
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project),
        Series 1999, AMT, 6.25% 2029                                                                          2,000            1,623
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019               2,000            2,004
                                                                                                                              65,192


NEW MEXICO -- 0.49%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport
        Road Business Center, Phase III), Series 2001-A, 8.375% 2021                                          2,150            2,190
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border
        Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021                                            5,410            5,462
                                                                                                                               7,652

NEW YORK -- 8.11%
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St. Francis Hospital Project),
        Series 2004, 4.00% 2008                                                                               1,410            1,442
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St. Francis Hospital Project),
        Series 2004, 4.00% 2009                                                                               1,000            1,022
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010               1,930            2,046
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
        Series 2002-B, 5.25% 2023 (put 2012)                                                                  7,000            7,661
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
        Series 2002-B, 6.00% 2029 (put 2012)                                                                  4,000            4,554
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006                   1,000            1,041
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007                   2,000            2,087
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009                      800              848
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012                        5,000            5,529
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013                        1,500            1,661
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014                        1,000            1,108
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014                        1,000            1,116
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024              2,000            2,141
City of New York, G.O. Bonds, Fiscal 1998 Series B, 5.25% 2010                                                1,000            1,051
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2008                                                2,000            2,121
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2009                                                2,510            2,688
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012                                                3,000            3,315
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021                                                1,720            1,823
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012                                                5,000            5,268
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015                                                5,000            5,385
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015                                                2,000            2,154
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017                                                2,500            2,675
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013                                                2,000            2,174
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012                                  2,475            2,781
City of New York, Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds,
        Fiscal Series 1996-A, 6.00% 2025 (preref. 2005)                                                       1,500            1,522
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project),
        Series A, 6.25% 2015                                                                                 13,000           13,282
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project),
        Series A, 6.50% 2035                                                                                  8,500            8,695
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project),
        Series 1997, AMT, 6.20% 2022                                                                          5,335            5,469
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029(3)     4,600            5,005
City University of New York, Certs. of Part. (John Jay College of Criminal Justice Project), 6.00% 2006       1,475            1,533
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds (Solvay
        Paperboard LLC Project), Series 1998, AMT, 6.80% 2014                                                 1,500            1,570
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 119, AMT, FGIC insured, 5.00% 2006          3,000            3,087
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2009                        4,525            4,838
Port Auth. of New York and New Jersey, Special Project Bonds (KIAC Partners Project),
        Series 4, AMT, 7.00% 2007                                                                               800              844
Port Auth. of New York and New Jersey, Special Project Bonds (KIAC Partners Project),
        Series 4, AMT, 6.75% 2011                                                                             4,000            4,215
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
        (Peconic Landing at Southhold, Inc. Project), Series 2000-A, 8.00% 2030                               2,000            2,213
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2014                        2,000            2,244
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
        Series 2002-A, 5.00% 2017 (put 2011)                                                                  4,000            4,301
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
        Series 2002-A, 5.50% 2017 (put 2011)                                                                  2,500            2,752
                                                                                                                             125,261


NORTH CAROLINA -- 1.54%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007                        1,500            1,595
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008                        1,000            1,091
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009                       3,950            4,305
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026                        1,000            1,180
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-C, 7.00% 2007                        1,000            1,060
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A, 5.20% 2010                        2,000            2,141
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014                        1,000            1,068
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017                        2,000            2,131
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026                        1,000            1,118
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014                       2,000            2,132
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017                       1,500            1,600
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014                        1,750            1,925
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2020                           1,000            1,121
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013                           1,250            1,394
                                                                                                                              23,861

NORTH DAKOTA -- 0.03%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018                                                  445              451

OHIO -- 1.68%
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project),
        Series 1998, AMT, 5.375% 2027                                                                         2,750            1,964
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project),
        Series 1999, AMT, 5.70% 2019                                                                          1,500            1,198
G.O. Highway Capital Improvement Bonds (Full Faith and Credit/Highway User Receipts), Series H, 6.00% 2005    3,000            3,001
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.95% 2037 (put 2015)           1,060            1,127
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)           3,250            3,475
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.20% 2014                           1,340            1,329
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.30% 2015                           1,445            1,430
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013         1,075            1,180
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
        Series 2001-A, 5.25% 2008                                                                             1,000            1,060
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
        Series 2001-A, 5.25% 2010                                                                             1,000            1,080
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
        Series 1999, 6.75% 2018                                                                               1,000            1,109
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
        Series 1999, 6.75% 2022                                                                               1,000            1,109
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
        Series 2000-B, 6.375% 2022                                                                            1,000            1,091
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
        Series 2000-B, 6.375% 2030                                                                            1,750            1,897
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project), Series 1998-A,
        AMT, 5.875% 2020                                                                                      3,800            3,824
                                                                                                                              25,874

OKLAHOMA -- 0.57%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
        Series 2000-A, 7.40% 2017                                                                             2,710            2,744
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
        Series 2000-A, 7.75% 2030                                                                             6,050            6,112
                                                                                                                               8,856

OREGON -- 0.74%
Higher Educational Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2015                970            1,032
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.75% 2013       2,000            2,042
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.875% 2016      3,500            3,532
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 6.00% 2025       2,750            2,780
City of Portland, Sewer System Rev. and Ref. Bonds, Series 2003-A, FSA insured, 4.00% 2005                    2,000            2,003
                                                                                                                              11,389


PENNSYLVANIA -- 1.59%
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.10% 2014            1,000            1,044
G.O. Bonds, Second Ref. Series of 2002, 5.00% 2005                                                            4,000            4,039
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Frankford Hospital),
        Series A, 6.00% 2014 (escrowed to maturity)                                                             465              466
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
        (Temple University Hospital), Series 1997, 5.70% 2009                                                 1,000            1,036
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
        Series 1998, ACA-CBI insured, 5.70% 2009                                                              1,000            1,041
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing
        Care Retirement Community Project), Series 2005, 6.125% 2028                                          2,000            2,044
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing
        Care Retirement Community Project), Series 2005, 6.25% 2035                                           3,000            3,084
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
        (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.75% 2017                   4,000            4,191
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
        (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-A, 5.875% 2022                  1,000            1,038
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.30% 2007       1,145            1,160
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010       1,000            1,021
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare
        Obligated Group), Rev. Bonds, Series 2000-B, 8.125% 2030                                              4,000            4,419
                                                                                                                              24,583

PUERTO RICO -- 1.16%
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                      1,500            1,663
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)                     8,000            8,911
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                                      7,000            7,354
                                                                                                                              17,928

RHODE ISLAND -- 0.29%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
        Series 2002, 6.375% 2021                                                                              1,000            1,109
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
        Series 2002, 6.50% 2032                                                                               3,000            3,323
                                                                                                                               4,432

SOUTH CAROLINA -- 1.82%
Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Waste Management of South Carolina,
Inc. Project),
        Series 2001, AMT, 3.30% 2016 (put 2007)                                                               2,000            1,977
Georgetown County, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects),
        Series 2002-A, 5.70% 2014                                                                             2,500            2,736
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
        Series 1999-A, 5.125% 2012                                                                            1,000            1,054
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health
Alliance),
        Series 2003-C, 6.00% 2013                                                                             2,040            2,258
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
        Series 2003-C, 6.375% 2034                                                                            3,500            3,843
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010            1,345            1,453
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015                           6,000            6,179
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022    5,500            5,590
York County Pollution Control Facs., Rev. Bonds (Bowater Inc. Project), Series 1990, AMT, 7.625% 2006         3,000            3,071
                                                                                                                              28,161

SOUTH DAKOTA -- 0.51%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010        7,500            7,910


TENNESSEE -- 2.45%
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated
        Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013                                    1,000            1,174
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2005                            2,500            2,533
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2002, AMT, MBIA insured, 5.50% 2010      1,500            1,648
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
        Series 2001, 5.00% 2009                                                                               2,000            2,113
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
        Series 2002, 5.05% 2012                                                                               5,735            6,124
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
        Series 2003, AMT, 4.50% 2014                                                                          1,000            1,013
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
        (Methodist Healthcare), Series 2002, 6.00% 2020 (escrowed to maturity)                                1,120            1,286
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
        (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)                                        1,880            2,192
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds
        (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)                                 11,000           11,498
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
        (Wellmont Health System Project), Series 2002, 6.75% 2015                                             1,520            1,733
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
        (Wellmont Health System Project), Series 2002, 6.25% 2022                                             1,950            2,130
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
        (Wellmont Health System Project), Series 2002, 6.25% 2032                                             2,000            2,173
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
        (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013                             2,000            2,157
                                                                                                                              37,774

TEXAS -- 7.29%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project),
        Series 1990, AMT, 7.00% 2011                                                                          2,500            2,103
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland
        Forest Products Corp. Project), Series 1991, 5.65% 2012                                               2,000            2,095
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International
        Paper Co. Projects), Series 2003-A, AMT, 5.375% 2015                                                  5,000            5,320
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
        (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028                  1,000            1,003
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
        Series 2001-C, AMT, 5.75% 2036 (put 2011)                                                             9,745           10,583
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project),
        Series 2003-A, AMT, 6.75% 2038 (put 2013)                                                             1,000            1,164
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Incorporated Project), Series 1999-A, 5.375% 2019        2,000            2,081
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds
        (Dow Chemical Co. Project), Series 2002-A-3, AMT, 4.95% 2033 (put 2007)                               2,000            2,066
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds
        (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)                               7,500            7,942
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev.
        Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.625% 2011                             2,000            2,210
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev.
        Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.75% 2015                              1,185            1,308
Donna Independent School Dist. (Hidalgo County), Unlimited Tax School Building Bonds,
        Series 1998, 5.20% 2018                                                                               1,000            1,062
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Texas, Inc.
        Denton County Project), Series 2003-B, AMT, 3.50% 2028 (put 2007)                                     1,000              993
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
        Series 2001-A, 6.375% 2029                                                                            5,100            5,631
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
        Series 2004-A, 5.25% 2014                                                                             2,915            3,144
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
        Series 2004-A, 5.25% 2015                                                                             1,000            1,074
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
        Series 2004-A, 5.25% 2016                                                                             2,385            2,549
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
        Series 2004-A, 5.25% 2017                                                                             1,500            1,595
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
        Series 2004-A, 5.25% 2010                                                                             1,500            1,616
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
        Series 2001-A, 5.50% 2010                                                                             1,710            1,857
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
        Series 2001-A, 5.50% 2020                                                                             2,850            3,041
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
        Series 2001-A, 5.625% 2014                                                                            1,500            1,635
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
        Series 2002, 5.50% 2017                                                                               1,045            1,128
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)    2,000            2,154
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
        Series 1996, 7.00% 2008                                                                               1,485            1,626
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
        Series 1996, 6.75% 2016                                                                               1,000            1,087
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
        Series 2005, 5.00% 2012                                                                               1,315            1,359
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
        Series 2001, AMT, 6.75% 2029                                                                            575              494
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2012     1,000            1,059
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, AMT, FSA insured, 5.625% 2018     1,825            2,000
City of Houston, Airport System Subordinate Lien Rev. Ref. Bonds, Series 2001-A, AMT,
        FGIC insured, 5.50% 2015                                                                              2,855            3,101
City of Houston, Health Facs. Dev. Corp. (Buckingham Senior Living Comm., Inc.), Series 2004-A, 7.125% 2034   5,000            5,381
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining
        and Marketing Co. Project), Series 1997-C, 5.40% 2018                                                 1,000            1,027
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining
        and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009                                           5,250            5,557
Public Fin. Auth., G.O. Ref. Bonds, Series 2003-A, 5.00% 2005                                                 5,000            5,049
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
        Series 2001-A, 5.50% 2022 (put 2011)                                                                  2,645            2,856
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
     Series 2001-B, AMT, 5.75% 2030 (put 2011)                                                                5,675            6,155
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021                 750              808
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002,
        RADIAN insured, 5.125% 2017                                                                           2,000            2,108
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.75% 2016        1,000            1,107
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013                    1,500            1,656
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
        Series 2002-A, 5.00% 2019                                                                             2,500            2,606
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
        Series 2002-A, 5.25% 2022                                                                             2,000            2,112
                                                                                                                             112,502

UTAH -- 1.49%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E, AMT, 5.20% 2018                                   2,175            2,229
Housing Corp., Single-family Mortgage Bonds, Series 2001-F, AMT, 4.95% 2018                                   1,795            1,814
Housing Corp., Single-family Mortgage Bonds, Series 2002-A, Class III, AMT, 5.30% 2018                          905              933
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018                      3,225            3,345
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018                      1,360            1,399
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019                      3,680            3,761
Housing Corp., Single-family Mortgage Bonds, Series 2002-F, AMT, 4.625% 2019                                  2,315            2,332
Housing Corp., Single-family Mortgage Bonds, Series 2002-G, AMT, 4.875% 2019                                  1,820            1,839
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024                      1,630            1,654
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025                          955              975
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027                      1,000            1,002
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
        1999 Issue D, AMT, 5.60% 2013                                                                           145              148
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010                   280              283
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012                   260              261
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012                   495              502
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013                   520              522
                                                                                                                              22,999


VIRGIN ISLANDS -- 0.14%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-C, 5.50% 2008     1,000            1,069
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Senior Lien, Series 2004-A, 5.25% 2015              1,000            1,095
                                                                                                                               2,164

VIRGINIA -- 1.23%
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
        Series 1999-A, 6.75% 2012                                                                             1,500            1,608
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
        Series 1999-A, 7.50% 2029                                                                             4,000            4,264
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
        Series 1999-B, 7.00% 2029                                                                               944              997
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode Solid
        Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)           1,000            1,117
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds
        (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1995, AMT, 5.30% 2011 (put 2005)   500              502
County of Isle of Wight, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (International
        Paper Co. Projects), Series 2004-A, 4.05% 2014                                                        1,150            1,140
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
        Series 1998, 6.25% 2026                                                                               3,980            4,097
Prince William County Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026         1,958            2,016
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2001-A, 5.25% 2006                          1,950            2,010
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2011             1,085            1,180
                                                                                                                              18,931

WASHINGTON -- 1.01%
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015             2,000            2,277
G.O. Improvement and Ref. Bonds, Series 2003, 4.00% 2005                                                      2,000            2,007
Various Purpose G.O. Ref. Bonds, Series R-2001A, 5.25% 2005                                                   2,000            2,017
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
        Series 2001, AMBAC insured, 5.375% 2012                                                               1,500            1,665
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
        Series 2005-B, AMT, FGIC insured, 5.00% 2013                                                          1,250            1,345
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
        Series 2005-B, AMT, FGIC insured, 5.00% 2014                                                          1,265            1,361
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2011              1,500            1,595
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010                                     1,000            1,090
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2012                    1,000            1,107
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, AMT, MBIA insured, 5.00% 2012  1,000            1,074
                                                                                                                              15,538

WISCONSIN -- 1.57%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010                    750              789
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012                  1,500            1,602
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027                11,885           12,151
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
        Series 2001, 5.625% 2013                                                                              1,000            1,093
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                           1,115            1,167
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 1993-B, AMT, 5.30% 2006                                490              493
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2012                           1,110            1,194
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2013                           1,165            1,252
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project),
        Series 1997, AMT, 7.75% 2022                                                                          5,200            3,854
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project),
        Series 1997, AMT, 8.125% 2022(1)                                                                        840              641
                                                                                                                              24,236


TOTAL BONDS & NOTES (cost: $1,403,271,000)                                                                                 1,452,761


                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Short-term securities -- 4.56%                                                                                (000)            (000)

State of Arizona, City of Phoenix Civic Improvement Corp., Water System Rev. Bond Anticipation Notes,
        Series 2003-A, TECP, 1.98% 5/6/2005                                                                $  5,000    $       5,000
State of California, City of Livermore, Multi-family Mortgage Rev. Bonds (Portola Meadows Apartments),
        Series 1989-A, AMT, 3.03% 2019(4)                                                                     2,750            2,750
District of Columbia, Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes,
        Series 1999-A, AMT, TECP, 2.11% 5/13/2005                                                             3,100            3,100
State of Florida, Mayo Foundation Health Care Facs., Jacksonville Health Facs. Auth.
        (St. Luke's Hospital Assn.), Rev. Ref. Bonds, Series 2001-A, TECP, 2.03% 5/5/2005                     2,000            2,000
State of Louisiana, Offshore Terminal Auth., Deepwater Port Rev. Ref. Bonds (LOOP INC. Project),
        Series 1992-A, 3.00% 2008(4)                                                                          5,000            5,000
State of Maryland, Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds,
        Series 1994-D, 2.98% 2029(4)                                                                          2,640            2,640
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo
        Medical Center), Series 1998-E, TECP, 2.08% 5/10/2005                                                 2,000            2,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo
        Medical Center), Series 2001-D, TECP, 2.55% 5/5/2005                                                  3,500            3,500
Health and Educational Facs. Auth. (Deaconess Long Term Care of Missouri, Inc.)  Health
        Facs. Rev. Bonds, Series 1996-A, 3.01% 2016(4)                                                        2,640            2,640
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2004-A, 4.00% 6/30/2005                          3,000            3,007
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2004-A, 5.00% 6/30/2005                         10,000           10,037
Clark County Industrial Dev. Rev. Bonds (Nevada Cogeneration Associates #2 Project),
        Series 1992, AMT, 3.07% 2022(4)                                                                         300              300
State of New York, Housing Fin. Agcy., East 84th Street Housing Rev. Demand Bonds,
        Series 1995-A, AMT, 3.03% 2033(4)(,5)                                                                11,000           11,000
State of New York, Housing Fin. Agcy., Saville Housing Rev. Bonds, Series 2002-A, AMT, 3.00% 2035(4)          3,700            3,700
Water Dev. Auth., Pollution Control Rev. Bonds (Ohio Edison Co. Project), Series 1988-B,
        AMT, 3.09% 2018(4)                                                                                    1,400            1,400
State of South Carolina, Florence County, Solid Waste Disposal and Wastewater Treatment
        Facs. Rev. Bonds (Roche Carolina Inc. Project), Series 1997, AMT, 3.09% 2027(4)                       2,095            2,095
State of Tennessee, County of Knox, Health, Educational and Housing Facs. Board, Student
        Housing Rev. Bonds (Volunteer Student Housing, LLC Projects), Series 2002, 3.00% 2034(4)              2,400            2,400
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg. Rev. Bonds
        (Tennessee County Loan Pool), Series 2002, 3.05% 2032(4)                                              1,600            1,600
State of Texas, Calhoun County Navigation Industrial Dev. Auth., Port Rev. Bonds
        (British Petroleum Company PLC, Guarantor), Series 1998, AMT, 3.07% 2030(4)                           1,500            1,500
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Products
        North America Inc. Project), Series 2002, AMT, 3.07% 2036(4)                                          1,000            1,000
State of Texas, Harris County, G.O. Commercial Paper Notes, Series D, 2.08% 5/3/2005                          1,281            1,281
State of Wyoming, Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds
        (PacifiCorp Project), Series 1988-A, TECP, 2.00% 5/2/2005                                             2,500            2,500


TOTAL SHORT-TERM SECURITIES (cost: $70,468,000)                                                                               70,450


TOTAL INVESTMENT SECURITIES (cost: $1,473,739,000)                                                                         1,523,211
OTHER ASSETS LESS LIABILITIES                                                                                                 20,698

NET ASSETS                                                                                                                $1,543,909


(1)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $18,576,000, which represented 1.20% of the net assets of the fund.

(2) Issuer not making scheduled interest payments; bankruptcy proceedings pending.

(3)  Step bond; coupon rate will increase at a later date.

(4) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.




Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper



Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                    $     64,073
Gross unrealized depreciation on investment securities                                        (12,475)
Net unrealized appreciation on investment securities                                            51,598
Cost of investment securities for federal income tax purposes                                1,471,613




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

By /s/ Mark R. Macdonald
----------------------------------------------
Mark R. Macdonald, President and PEO

Date: June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Mark R. Macdonald
------------------------------------
Mark R. Macdonald, President and PEO

Date: June 28, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: June 28, 2005